Note 8 - Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Conversions of Convertible Preferred Stock [Table Text Block]
	2016	2015	2014
Conversions of Series A Preferred Stock	-0-	-0-	202,857
Conversions of Series B Preferred Stock	-0-	-0-	4,428,571
Conversions of Series C Preferred Stock	1,400,000	-0-	-0-

Share-based Compensation, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	3,499,475	$1.21
Granted	--	--
Exercised	--	--
Forfeited or expired	(115,200)	17.75
Outstanding at March 31, 2017	3,384,275	$0.64
Exercisable at March 31, 2017	2,191,281	$1.69

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	1,705,500	$2.41
Granted	1,793,975	0.07
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2016	3,499,475	$1.21	8.2	$-0-
Exercisable at December 31, 2016	1,299,394	$3.12	5.5	$-0-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	32,751,578	$0.07
Granted	--	--
Exercised	(983,334)	0.05
Forfeited or expired	(1,112,001)	0.57
Outstanding at March 31, 2017	30,656,243	$0.05
Exercisable at March 31, 2017	30,656,243	$0.05

Expiration Date	Number of Shares	Weighted Average Exercise Price
January 16, 2017	45,000	1.00
January 31, 2017	567,001	1.00
March 21, 2017	1,483,334	0.05
February 27, 2020	30,656,243	0.05
Outstanding and exercisable at December 31, 2016	32,751,578	$0.07

Schedule of Warrant Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2015	56,442,157	$0.14
Issued	--	--
Exercised	(21,884,420)	0.06
Forfeited or expired	(1,806,159)	1.00
Outstanding and exercisable at December 31, 2016	32,751,578	$0.07

Schedule of Stock by Class [Table Text Block]
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	57,363,520
Common Stock Purchase Warrants	30,656,243
Equity Incentive Plans	4,590,300
Total	92,895,777

Stock Purchase Warrants	32,751,578
Stock Option Plans	4,705,500
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	57,363,520
Total	95,106,312